Fees Summary	Sep. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,645,000.00
Total Fee Amount	2,160.57
Total Offset Amount	0.00
Net Fee	$ 2,160.57
Offering Table N/A
Offset Table N/A	N/A